STATEMENT OF INVESTMENTS
Dreyfus Japan Womenomics Fund

October 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.6%
Japan - 96.6%
Aeon Delight	2,100		73,507
Anest Iwata	6,600		63,623
Arata	1,500		56,672
Chubu Electric Power	3,900		58,704
Dai-ichi Life Holdings	1,900		31,414
Daikin Industries	600		84,619
Dentsu	1,300		46,828
DIC	1,200		34,781
Disco	200		44,226
DKS	1,000		32,688
EM Systems	2,000		38,078
H.I.S	2,200		57,368
Hitachi	1,900		71,591
Hoosiers Holdings	7,000		43,884
I.K	6,300		33,720
Isuzu Motors	4,400		51,644
Japan Hospice Holdings	1,000	[a]	21,808
JINS Holdings	500		31,392
Kitanotatsujin	9,100		52,330
Kyowa Exeo	2,400		61,628
Lawson	900		49,838
LINE	900	[a]	33,253
Lixil Viva	600		10,440
Mitsubishi Heavy Industries	1,600		65,221
Mitsubishi UFJ Financial Group	8,800		46,433
Nichias	2,700		57,580
Nichirei	1,100		25,313
Nidec	600		89,369
Nippon Gas	2,100		59,797
Nippon Telegraph & Telephone	1,500		74,674
NTT Docomo	1,400		38,568
ORIX	3,500		55,308
Otsuka	800		32,522
Penta-Ocean Construction	13,200		81,530
Recruit Holdings	1,500		50,157
Rohm	500		40,096
Ryohin Keikaku	2,000		44,912
S Foods	2,000		54,079
Sanrio	1,600		32,314

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 96.6% (continued)
Japan - 96.6% (continued)
Santen Pharmaceutical		4,000		71,303
SCSK		800		41,041
Shimizu		6,400		60,094
Sohgo Security Services		700		38,309
Subaru		1,800		52,055
Sumitomo Mitsui Financial Group		1,500		53,894
The 77 Bank		1,200		19,157
Tokyo Ohka Kogyo		1,500		60,006
Tokyu		3,400		64,574
Total Common Stocks (cost $2,372,494)				2,392,342
	1-Day Yield (%)
Investment Companies - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $32,285)	1.79	32,285	[b]	32,285
Total Investments (cost $2,404,779)		97.9%		2,424,627
Cash and Receivables (Net)		2.1%		52,913
Net Assets		100.0%		2,477,540

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Japan Womenomics Fund

October 31, 2019 (Unaudited)

The following is a summary of the inputs used as of October 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	2,392,342	-	-	2,392,342
Investment Companies	32,285	-	-	32,285

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At October 31, 2019, accumulated net unrealized appreciation on investments was $19,848, consisting of $176,666 gross unrealized appreciation and $156,818 gross unrealized depreciation.

At October 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.